Fair Value Measurements (Details) - Schedule of measured at fair value on a recurring basis - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets:
Marketable securities held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 100,126,108	$ 100,339,379	$ 100,154,572
Liabilities:
Warrant liability – Public Warrants	5,750,000	7,250,000	4,000,000
Warrant liability – Private Placement Warrants	$ 4,680,000	$ 5,880,000	$ 3,240,000